Share Based Payment	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
Share Based Payment

Note 9 - Share Based Payment

On December 16, 2018, the Company’s board of directors approved an employee share option plan (“ESOP”). According to the provisions of the ESOP, the exercise period, exercise price and vesting conditions for each option grant will be determined by the board of directors. The number of shares reserved for issuance is subject to an annual increase to be added as of the first day of the Company’s fiscal year, equal to 4% of the total number of shares issued and outstanding on a fully-diluted basis as of the end of the immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the Board in its sole discretion). Ordinary shares subject to options granted under the 2018 Plan that expire, are forfeited, or are otherwise terminated without having been exercised in full will become available again for future grant under the 2018 Plan.

The expiration date of the options granted to employees and directors is after 10 years from the grant date. Relating to options granted to service providers, the expiration date of the options is between 3-10 years from the grant date. In addition, pursuant to the grant letters, the options granted to employees, directors and service providers shall become vested and exercisable upon any merger or consolidation in which the Company is a constituent party as described in the grant letters (“Exit Event”).

On October 31, 2021, the Company’s board of directors approved an amendment to the Company’s 2018 Employee Share Option Plan. The amendment determines that the total number of underlying shares reserved for future issuance under the plan and any modification thereof, shall be:

●	900,000 shares, plus

●	An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).

On March 31, 2025, the Company’s board of directors approved one time increase of additional 2,500,000 shares.

As of December 31, 2025, 179,670 ordinary shares are available for future grant.

1.	On March 20, 2023, the Company’s board of directors, approved the following awards:

●	Grant of 320,479 RSUs to certain officers, in lieu of cash with respect to the 2022 bonus plan grants in the amount of $161 thousand. The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones. The Company met the milestones in 2023 and therefore the vesting was accelerated accordingly.

●	A bonus for certain employees in the form of 100,000 and 60,000 RSUs. The RSUs vest on a quarterly basis over one year following the grant and on an annual basis over three years following the grant, respectively.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, a raise of additional 30% of the annual 2022 bonus will be granted to the Company’s CEO.

●	The grant of 13,628 options to a consultant of the Company with a total fair value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months commencing January 1, 2023. The options expire 10 years after their grant date.

2.	On May 30, 2023, the Company granted 160,000 RSUs to directors of the Company. The RSUs have an exercise price of $1.53 per share. The RSUs shall vest entirely on the first anniversary of the vesting commencement date, provided that no termination of employment of the grantee occurs prior to such anniversary.

3.	On August 15, 2023, the Company’s board of directors approved the grant of an aggregate 60,000 options to several employees. The options have an exercise price of $0.96 per share and vest quarterly over 3 years starting August 15, 2023, and (ii) the grant of 9,000 options to an employee. The options have an exercise price of $0.96 per share and vest annually over 3 years starting August 15, 2023.

4.	In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 12,000 RSUs vested on the grant date, and the remaining 12,000 RSUs will vest monthly (2,000 RSUs each month), over six months and until November 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by the share price at grant date.

5.	In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 4,000 RSUs vested on grant date, and the remaining 20,000 RSUs will vest monthly (4,000 RSUs each month), over six months and until October 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by the share price at the grant date.
6.	In May 2024, the Company’s board of directors, approved the grant of 9,000 options to an employee of the Company. The options will vest in equal amount annually over a 3 year period commencing April 8, 2024. The options have an exercise price of $1.27 per share.

On June 27, 2024, the Company’s annual general meeting of shareholders approved the following proposed resolutions:

1.	A grant of 160,000 RSUs to the non-management directors of the Company. Such RSUs would vest on the one year anniversary of the date of the meeting.

2.	To approve an amendment to the Company’s Articles of Association to increase the authorized share capital of the Company.

3.	An acceleration of the vesting of the 18,000 unvested options of a former director, and extending the term of the unexercised options, such that they will expire 10 years from the date of grant.

7.	On March 31, 2025, the Company’s board of directors approved the grant of aggregate amount of 108,000 options to several employees. The options have an exercise price of $0.93 per share. The options vest quarterly over three years commencing on the first anniversary and expire 10 years after the grant date.

8.	On March 31, 2025, the Company’s board of directors approved the grant of aggregate amount of 10,000 options to a consultant. The options have an exercise price of $0.93 per share. The options vest monthly following the grant date and expire 10 years after the grant date.

9.	On March 31, 2025, the Company’s Board of directors approved the issuance of 235,512 restricted shares to consultants of the Company for their past services.

10.	On August 20, 2025, the Company’s Board of directors approved the issuance of 90,000 shares to consultants of the Company for their services.

11.	On October 16, 2025 the Company issued amount of 1,451,179 restricted shares to officers. The shares are restrict for selling for 18 months following vesting. The restricted shares vest quarterly over a two-year period, and with full acceleration upon the Company obtaining IND clearance from the FDA, which was expected to occur in 2025. The vesting terms were amended on November 19, 2025 such that 75% will vest on April 16, 2027 and 25% will vest on the second anniversary of the Vesting Commencement Date with full acceleration upon Pre-NDS meeting with Health Canada. No incremental compensation cost resulting from the modifications.

12.	On October 16, 2025 the Company issued amount of 658,278 restricted shares to employees, past employees, third party and a consultant. The restricted shares of the employees and the consultant shall vest quarterly over a one year period, and for the past employees and third party were fully vested.

13.	On December 30, 2025, the Company issued to Company’s chief executive officer (i) 641,524 restricted shares, which 75% will vest on April 16, 2027 and 25% will vest on October 16, 2027 with full acceleration upon Pre-NDS meeting with Health Canada, and (ii) 360,777 restricted shares, which 75% will vest on May 19, 2027 and 25% will vest on November 19, 2027 with full acceleration upon Pre-NDS meeting with Health Canada.

14.	On December 30, 2025 the Company’s shareholders approved: (i) a grant of 476,435 restricted shares to the non-management directors of the Company as equity compensation in lieu of deferred cash fees at the amount of $410 thousand which would vest on the thirteenth (13th) monthly anniversary of the approval date (January 30, 2027) and would accelerate upon the occurrence of a pre-NDS meeting with Health Canada., and (ii) a grant of 315,000 restricted shares to the non-management directors of the Company as equity compensation which would vest on the one year anniversary of the Meeting and would accelerate upon the occurrence of a pre-New Drug Submission (NDS) meeting with Health Canada.

The weighted average grant date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 was $0.68, $0.88 and $0.80 per option, respectively. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2025 and 2024 was $0.98 and $1.08 per RSU, respectively.

Regarding the issuance of 70,964 ordinary shares as issuance costs in April 2024, see Note 8A(d).

Stock-based compensation expenses recognized in profit and loss as an operating expense based on fair value of the option at the grant date by using Binominal option pricing model for employees and directors and Black and Scholes pricing model for non-employees. The inputs for the valuation analysis of the share options include several assumptions of which the most significant are the fair market value of the underlying ordinary share, the expected share price volatility, Discount for lack of marketability (applicable for restricted shares which was estimated at 23.65%) and the expected option term. Expected volatility was calculated based upon historical volatility of the Company and peer companies in the same industry on weekly basis. Expected option term represents the period that the Company’s share options are expected to be outstanding. Risk-free interest rate is based on the yield from U.S. Treasury bonds with an equivalent term. Expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The following table lists the inputs used for calculation of fair value of the options and restricted shares granted to employees and directors for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	92.06% - 96.40%	93.72%	91.80% - 93.51%
Discount for lack of marketability	23.65%	-	-
Exercise price	0.93	1.27	0.96 - 1.99
Share price	0.93 – 1.22	1.27	0.96 - 1.99
Risk-free interest rate	4.38%	4.61%	3.24% - 4.35%
Dividend yield	0	0	0
Expected life (years)	2 – 2.8	2 – 2.8	2 – 2.8

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	102.22%	-	100.540%
Exercise price	0.93	-	1.82
Share price	0.93	-	1.82
Risk-free interest rate	4.38%	-	3.64%
Dividend yield	0	-	0
Expected life (years)	10	-	10

The following table summarizes the share option activity for employees, directors, and non-employees for the annual periods ended on December 31, 2025:

	Number of	Weighted Average	Weighted average remaining	Intrinsic value
	Share Options	Exercise Price	contractual life (years)	U.S. dollars in thousands
Options outstanding at January 1, 2025	1,069,128	$2.30	6.7	$-
Granted	118,000	$0.93	10	$-
Exercised	(23,000)	$0.95	-	$-
Forfeited	(73,000)	$2.78	-	$-
Options outstanding at December 31, 2025	1,091,128	$2.15	6.4	$-
Exercisable at December 31, 2025	963,128	$2.31	6.1	$-

(*)	less than $1 thousand

The income tax benefit for the expense related to share options exercised, after the valuation allowance, is 0.

The following table summarizes the RSUs restricted stock award activity for the annual periods ended on December 31, 2025:

		Weighted average grant date fair value
	Number of RSUs	U.S. dollars in thousands
Outstanding at January 1, 2024	317,000	$249
Granted	208,000	224
Issued	(325,000)	640
Outstanding at December 31, 2024	200,000	$236

Granted	4,228,705	$3,824
Issued	(4,378,705)	3,918
Outstanding at December 31, 2025	50,000	142

The income tax benefit for the stock-based compensation expense after the valuation allowance is 0.

The share-based expense recognized in the statements of operations were as follows:

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Share-based compensation expense - Research and development	$1,262	$193	$575
Share-based compensation expense - General and administrative	878	364	962
	$2,140	$557	$1,537

As of December 31, 2025, there was $1,440 thousand of unrecognized compensation expense related to unvested options and RSUs. Such unrecognized expenses will be recognized over a weighted average period of approximately 0.29 years.